Additional Cash Flow Disclosures - Net Change In Non-Cash Working Capital (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Additional Cash Flow Disclosures [Abstract]
Other receivables	$ (53)	$ 506	$ 345
Prepaid expenses	1,361	777	(1,247)
Accounts payable and accrued liabilities	1,220	(78)	1,662
Other liabilities	1,286	332	(352)
Non-cash impact of foreign exchange	(276)	228	(17)
Change in non-cash working capital related to operating activities	$ 3,538	$ 1,765	$ 391